Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of other accounts payable

	As at December 31,
	2023	2022
	New Israeli Shekels
Accounts payables and accrued expenses (Including NIS 420,000 to a shareholder)	532,437	-
Prepaid Revenue	-	139,500
Credit balances to related parties (see Note 15)	1,489,342	1,779,161
Shareholders (see Note 15)	797,768	780,924
	2,819,547	2,699,585